Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Schedule of present value of lease liabilities

€ in thousand	As at December 31,
	2021	2020
Between 1 and 2 years	25,301	2,296
Between 2 and 3 years	2,150	24,434
Between 3 and 4 years	2,214	1,280
Between 4 and 5 years	2,289	1,331
Between 5 and 10 years	10,733	7,384
Between 10 and 15 years	9,114	8,907
Over 15 years	1,886	3,759
Non-current lease liabilities	53,687	49,392
Current lease liabilities	3,135	2,696
Total Lease liabilities	56,822	52,088

Schedule of lease liabilities

The carrying amounts of the Group’s lease liabilities are denominated in the following currencies:

€ in thousand	As at December 31,
	2021	2020
EUR	24,650	25,633
SEK	30,657	26,166
Other	1,515	289
Total lease liabilities	56,822	52,088